Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Interest Income Expense [line items]
Interest income	[1]	$ 35,647	$ 41,999	$ 36,422
Interest expense		10,036	18,068	$ 14,183
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [line items]
Interest income		30,981	31,663
Interest expense		6,547	11,294
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		1,543	3,165
Interest expense			0
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure of Interest Income Expense [line items]
Interest income		32,524	34,828
Interest expense		6,547	11,294
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		3,123	7,171
Interest expense		$ 3,489	$ 6,774

[1]	Includes $32,524 million, for the year ended October 31, 2020 (October 31, 2019 - $34,828 million; October 31, 2018 - $30,639 million), which has been calculated based on the effective interest rate method (EIRM). Refer to Note 30.